BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Benefits to Key Officers) (Details) - Key officers [Member] Officers in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Officers	Dec. 31, 2020 USD ($) Officers	Dec. 31, 2019 USD ($) Officers
Disclosure of transactions between related parties [line items]
Salary and related benefits	$ 2,429	$ 2,385	$ 1,960
Share-based compensation	731	1,789	1,070
Benefits to key executive personnel	$ 3,160	$ 4,174	$ 3,030
Number of people that received salary and benefits | Officers	11	11	8